SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation

a) Basis of Preparation

Enerplus’ Consolidated Financial Statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain prior period amounts have been restated to conform with current period presentation.

i. Reporting Currency

These Consolidated Financial Statements are presented in Canadian dollars, which is Enerplus’ reporting currency. All financial information presented in Canadian dollars has been rounded to the nearest thousand unless otherwise indicated.

Use of Estimates

ii. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect both the amount and timing of recording assets, liabilities, revenues and expenses since the determination of these items may be dependent on future events. Actual results could differ from these estimates, and changes in estimates are recorded when known. Significant estimates made by management include: oil and natural gas reserves and related present value of future cash flows, depreciation, depletion and accretion (“DD&A”), impairment of property, plant and equipment, asset retirement obligations, income taxes, ability to realize deferred income tax assets, impairment assessments of goodwill and the fair value of derivative instruments. Enerplus uses the most current information available and exercises judgment in making these estimates and assumptions. In the opinion of management, these Consolidated Financial Statements have been properly prepared within reasonable limits of materiality and within the framework of the Company’s significant accounting policies.

Basis of Consolidation

iii. Basis of Consolidation

These Consolidated Financial Statements include the accounts of Enerplus and its subsidiaries. Intercompany balances and transactions are eliminated on consolidation. Interests in jointly controlled oil and natural gas assets are accounted for following the concept of undivided interest, whereby Enerplus’ proportionate share of revenues, expenses, assets and liabilities are included in the accounts.

The acquisition method of accounting is used to account for acquisitions that meet the definition of a business under U.S. GAAP. The cost of an acquisition is measured as the fair value of the assets transferred, equity instruments issued and liabilities incurred or assumed at the acquisition date. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date.

Revenue

b) Revenue

Revenue from the sale of crude oil, natural gas and natural gas liquids is measured based on the consideration specified in contracts with customers, net of sales taxes. Enerplus recognizes revenue when it satisfies a performance obligation by transferring control of the product to a customer. This is generally at the time the customer obtains legal title to the product and when it is physically transferred to the contractual delivery points.

Enerplus evaluates its arrangements with third parties and partners to determine if the Company acts as the principal or as an agent.  In making this evaluation, management considers if Enerplus retains control of the product being delivered to the end customer. As part of this assessment, management considers whether the Company retains the economic benefits associated with the good being delivered to the end customer. Management also considers whether the Company has the primary responsibility for the delivery of the product, the ability to establish prices or the inventory risk. If Enerplus acts in the capacity of an agent rather than as a principal in a transaction, then the revenue is recognized on a net basis, only reflecting the fee, if any, realized by the Company from the transaction.

Transportation

c) Transportation

Enerplus generally sells oil and natural gas under two types of agreements which are common in our industry.  Both types of agreements include a transportation charge.  One is a net-back arrangement, under which the Company sells crude oil or natural gas at the wellhead and collects a price, net of the transportation incurred by the purchaser.  In this case, sales are recorded at the price received from the purchaser, net of transportation costs.

Under the other arrangement, Enerplus sells crude oil or natural gas at a specific delivery point, pays transportation to a third party and receives proceeds from the purchaser with no transportation deduction.  In this case, transportation costs are recorded as transportation expense on the Consolidated Statements of Income/(Loss).  Due to these two distinct selling arrangements, Enerplus’ computed realized prices, before the impact of derivative instruments, include revenues which are reported under two separate bases.

Oil and Natural Gas Properties

d) Oil and Natural Gas Properties

Enerplus uses the full cost method of accounting for its oil and natural gas properties. Under this method, all acquisition, exploration and development costs incurred in finding oil and natural gas reserves are capitalized, including general and administrative costs attributable to these activities. These costs are recorded on a country-by-country cost centre basis as oil and natural gas properties subject to depletion (“full cost pool”). Costs associated with production and general corporate activities are expensed as incurred.

The net carrying value of both proved and unproved oil and natural gas properties is depleted using the unit of production method using proved reserves, as determined using a constant price assumption of the simple average of the preceding twelve months’ first-day-of-the-month commodity prices (“SEC prices”). The depletion calculation takes into account estimated future development costs necessary to bring those reserves into production.

Under full cost accounting, a ceiling test is performed on a cost centre basis. Enerplus limits capitalized costs of proved and unproved oil and natural gas properties, net of accumulated depletion and the related deferred income tax effects, to the estimated future net cash flows from proved oil and natural gas reserves discounted at 10%, net of related tax effects, plus the lower of cost or fair value of unproved properties (“the ceiling”). The estimated future net cash flows are calculated using the simple average of the preceding twelve months’ first-day-of-the-month commodity prices. If such capitalized costs exceed the ceiling, a write-down equal to that excess is recorded as a non-cash charge to net income. A write-down is not reversed in future periods even if higher oil and natural gas prices subsequently increase the ceiling.

Under full cost accounting rules, divestitures of oil and natural gas properties are generally accounted for as adjustments to capitalized costs, with no recognition of a gain or loss.  However, if not recognizing a gain or loss on the transaction would have otherwise significantly altered the relationship between a cost centre’s capitalized costs and proved reserves, then a gain or loss must be recognized.

Other Capital Assets

e) Other Capital Assets

Other capital assets are recorded at historical cost, net of depreciation, and include furniture, fixtures, leasehold improvements, computer equipment and Company owned line-fill in third party pipelines. Line fill is recorded at lower of cost and net realizable value. Depreciation is calculated on a straight-line basis over the estimated useful life of the respective asset. The cost of repairs and maintenance is expensed as incurred.

Cash and Cash Equivalents	f) Cash and Cash Equivalents Cash and cash equivalents includes cash and highly liquid investments with maturities of less than 90 days.
Goodwill

g) Goodwill

Enerplus recognizes goodwill relating to business acquisitions when the total purchase price exceeds the fair value of the net identifiable assets and liabilities acquired. The portion of goodwill that relates to U.S. operations fluctuates due to changes in foreign exchange rates. Goodwill is stated at cost less impairment and is not amortized. Goodwill is not deductible for income tax purposes.

Goodwill is assessed for impairment annually or more frequently if events or changes in circumstances indicate that goodwill may be impaired. Enerplus first performs a qualitative assessment to determine whether events or changes in circumstances indicate that goodwill may be impaired. If it is more likely than not that the fair value of the reporting unit is less than its carrying value, quantitative impairment tests are performed.  If the carrying value of the reporting unit exceeds its fair value, goodwill is written down to its implied fair value with an offsetting charge to earnings in the Consolidated Statements of Income/(Loss). The loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. For the purposes of goodwill impairment testing, Enerplus has two reporting units.

Asset Retirement Obligations

h) Asset Retirement Obligations

Enerplus’ oil and natural gas operating activities give rise to dismantling, decommissioning and site remediation activities. Enerplus recognizes a liability for the estimated present value of the future asset retirement obligation liability at each balance sheet date. Upon recognition, the liability is recorded at its estimated fair value. The associated asset retirement cost is capitalized and amortized over the same period as the underlying asset. Changes in the estimated liability and related asset retirement cost can arise as a result of revisions in the estimated amount or timing of cash flows.

Depletion of asset retirement costs and increases in asset retirement obligations resulting from the passage of time are recorded to depreciation, depletion and accretion and charged against net income in the Consolidated Statements of Income/(Loss).

Leases

i) Leases

Enerplus determines if an arrangement is a lease at inception. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Operating and finance leases are included in right-of-use (“ROU”) assets and the associated lease liability in the Consolidated Balance Sheet.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Lease liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease term. A corresponding ROU asset is recognized at the amount of the lease liability, adjusted for lease incentives received. Enerplus uses the implicit rate when readily available, or uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Enerplus’ lease terms may have options to extend or terminate the lease which are included in the calculation of lease liabilities when it is reasonably certain that it will exercise those options. Lease expense for operating leases is recognized on a straight-line basis over the lease term.

Lease agreements contain both lease and non-lease components which are accounted for separately. For certain equipment leases, a portfolio approach is applied to effectively account for the ROU assets and liabilities. Prior to January 1, 2019, the Company applied lease accounting in accordance with ASC 840.

Income Tax

j) Income Tax

Enerplus uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities are recorded on the temporary differences between the accounting and income tax basis of assets and liabilities, using the enacted tax rates expected to apply when the temporary differences are expected to reverse. Deferred tax assets are reviewed each period and a valuation allowance is provided if, after considering available evidence, it is more likely than not that a deferred tax asset will not be realized. Enerplus considers both positive and negative evidence including historic and expected future taxable income, reversing existing temporary differences and tax basis carry forward periods in making this assessment. A valuation allowance is removed in any period where available evidence indicates all or a portion of the valuation allowance is no longer required.  The financial statement effect of an uncertain tax position is recognized when it is more likely than not, based on technical merits, that the position will be sustained upon examination by a taxation authority. Penalties and interest expense related to income tax are recognized in income tax expense.

Financial Instruments

k) Financial Instruments

i. Fair Value Measurements

Financial instruments are initially recorded at fair value, defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. For financial instruments carried at fair value, and when disclosing the fair value of financial instruments on certain non-financial items, inputs used in determining the fair value are characterized according to the following fair value hierarchy:

●   Level 1  –  Inputs represent quoted market prices in active markets for identical assets or liabilities.

●   Level 2  –  Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted market prices for similar assets or liabilities in active markets or other market corroborated inputs.

●   Level 3  – Inputs that are not observable from objective sources, such as forward prices supported by little or no market activity or internally developed estimates of future cash flows used in a present value model.

Subsequent measurement is based on classification of the financial instrument into one of the following five categories: held-for-trading, held-to-maturity, available-for-sale, loans and receivables or other financial liabilities.

ii. Non-derivative financial instruments

The carrying amount of cash, accounts receivable, income tax receivable, accounts payable, dividends payable and bank credit facilities reported on the Consolidated Balance Sheets approximates fair value. The fair value of the senior notes are considered a level 2 fair value measurement. The fair value of debt has been disclosed in Note 15.

iii. Derivative financial instruments

Enerplus enters into financial derivative contracts in order to manage its exposure to market risks from fluctuations in commodity prices, foreign exchange rates and interest rates in the normal course of operations. Enerplus has not designated its financial derivative contracts as effective accounting hedges, and thus has not applied hedge accounting, even though it considers most of these contracts to be economic hedges. As a result, all financial derivative contracts are classified as held-for-trading and are recorded at fair value based on a Level 2 designation, with changes in fair value recorded in net income. The fair values of these derivative instruments are generally based on an estimate of the amounts that would be paid or received to settle these instruments at the balance sheet date. Enerplus’ accounting policy is to not offset the fair values of its financial derivative assets and liabilities.

Realized gains and losses from commodity price risk management activities are recognized in income when the contract is settled. Unrealized gains and losses on commodity price risk management activities are recognized in income based on the changes in fair value of the contracts at the end of the respective reporting period.

Enerplus’ crude oil, natural gas and natural gas liquids physical delivery purchase and sales contracts qualify as normal purchases and sales as they are entered into and held for the purpose of receipt or delivery of products in accordance with the Company’s expected purchase, sale or usage requirements. As such, these contracts are not considered derivative financial instruments. Settlements on these physical contracts are recognized in net income over the term of the contracts as they occur.

Foreign Currency

l) Foreign Currency

i. Foreign currency transactions

Transactions denominated in foreign currencies are translated to the functional currency of the entity (Canadian dollars) using the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated to the functional currency of the entity using the rate of exchange in effect at the balance sheet date whereas non-monetary assets and liabilities are translated at the historical rate of exchange in effect on the date of the transaction. Foreign currency differences arising on translation are recognized in net income in the period in which they arise.

ii. Foreign operations

Assets and liabilities of Enerplus’ U.S. operations, which has a U.S. dollar functional currency, are translated into Canadian dollars at period end exchange rates while revenues and expenses are translated using average rates for the period. Gains and losses from the translation are deferred and included in the cumulative translation adjustment which is recorded in accumulated other comprehensive income.

Share-Based Compensation

m) Share-Based Compensation

Enerplus’ share-based compensation plans include equity-settled Restricted Share Unit (“RSU”) and Performance Share Unit (“PSU”) awards made pursuant to its Share Award Incentive Plan (“SAIP”). The Company is authorized to issue up to 3.8% of outstanding common shares from treasury under the SAIP. Enerplus also has a cash-settled Deferred Share Unit (“DSU”) Plan for Directors (“Director DSU Plan”) and a cash-settled RSU Plan for Directors (“Director RSU Plan”).

i. Long-term Incentive (“LTI”) Plans

For RSU awards granted under the SAIP, employees receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and vests one-third each year for three years. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period.

For PSU awards granted under the SAIP, executives and management receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded varies by individual and they vest at the end of three years. The value upon vesting is based on value of the underlying shares plus notional accrued dividends along with a multiplier that ranges from 0 to 2 depending on Enerplus’ performance compared to a peer group of both Canadian and U.S. oil and natural gas producers over the vesting period.

Under Enerplus’ Director DSU Plan and Director RSU Plan, directors receive compensation in relation to the value of a specified number of underlying notional shares. The number of notional shares awarded is based on the annual equity retainer value. Directors may elect to receive all or a portion of their notional shares under either plan. Under the Director DSU Plan, units vest and are paid at a specified date following the director leaving the Board. Under the Director RSU Plan, units vest one-third each year for three years. The value upon vesting is based on the value of the underlying notional shares plus notional accrued dividends over the vesting period. All Director DSU and RSU grants are settled in cash.

Enerplus recognizes non-cash share-based compensation expense over the vesting period of the equity-settled long-term incentive plans, net of realized forfeitures, based on the estimated grant date fair value of the respective awards. The grant date fair value is based on the Company’s 20-day volume weighted average price on December 31 prior to the grant date. The fair value for the PSUs is adjusted for the outcome of the performance condition. Share-based compensation charges are recorded on the Consolidated Statements of Income/(Loss) with an offset to paid-in capital.  Each period, management performs an estimate of the PSU plan multiplier. Any differences that arise between the actual multiplier on plan settlement and management’s estimate is recorded to share-based compensation. On settlement of these plans, amounts previously recorded to paid-in capital are reclassified to share capital.

Enerplus recognizes a liability with respect to its cash-settled long-term incentive plans based on their estimated fair value. The liability is re-measured at each reporting date and at settlement date with any changes in the fair value recorded as share-based compensation, included in general and administrative expense.

ii. Stock options

Enerplus’ Stock Option Plan was suspended in 2014 and is now closed. All options outstanding under the plan are fully vested and the expense has been fully recognized. The remaining outstanding stock options will expire in 2020.

Net Income Per Share

n) Net Income/(Loss) Per Share

Basic net income/(loss) per common share is computed by dividing net income/(loss) by the weighted average number of common shares outstanding during the period.

For the diluted net income per common share calculation, the weighted average number of shares outstanding is adjusted for the potential number of shares which may have a dilutive effect on net income. The weighted average number of diluted shares is calculated in accordance with the treasury stock method which assumes that the proceeds received from the exercise of all stock options and outstanding RSU’s and PSU’s would be used to repurchase common shares at the average market price.

Contingencies

o) Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, environmental and other sources are recognized when it is probable that a liability has been incurred and the amount can be reasonably estimated. Contingencies are adjusted as additional information becomes available or circumstances change.

Accounting Changes and Recent Pronouncements Issued

p) Accounting Changes and Recent Pronouncements Issued

i. Recently adopted accounting standards

Except for the changes below, the Company has consistently applied the accounting policies to all periods presented in these Consolidated Financial Statements.

Enerplus adopted ASC 842 Leases effective January 1, 2019 using the modified retrospective method, with ASC 842 applied to all contracts not yet completed as of the date of adoption with the cumulative effect on comparative periods reflected as an adjustment to retained earnings, if applicable. The most significant impact was the recognition of ROU assets and lease liabilities for operating leases, while accounting for finance leases and lessor accounting remained unchanged.

Enerplus elected the practical expedient related to land easements, allowing it to carry forward its accounting treatment for land easements on existing agreements.

The impacts of the adoption of ASC 842 as at January 1, 2019 are as follows:

	As reported as at		Balance as at
($ thousands)	December 31, 2018	Adjustments	January 1, 2019
Right-of-use assets	$—	$50,193	$50,193
Current portion of lease liabilities	—	(10,648)	(10,648)
Lease liabilities	—	(39,545)	(39,545)
Total	$—	$—	$—

The standard did not materially impact the Company’s Consolidated Statement of Income/(Loss) or Consolidated Statements of Cash Flows.

ii. Future accounting changes

In future accounting periods, the Company will adopt the following Accounting Standards Updates (“ASU”) issued by the Financial Accounting Standards Board (“FASB”):

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326). The ASU changes how entities measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The new guidance amends the impairment model of financial instruments basing it on expected losses rather than incurred losses. These expected credit losses will be recognized as an allowance rather than a direct write down of the amortized cost basis. The new guidance is effective January 1, 2020, and will be applied using a modified retrospective approach. Enerplus has not early adopted the standard and does not expect a material impact to the Consolidated Financial Statements.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other: Simplifying the Test for Goodwill Impairment (Topic 350). This standard eliminates Step 2 of the goodwill impairment test, and requires a goodwill impairment charge for the amount that the carrying amount of the reporting unit exceeds the reporting unit’s fair value. The updated guidance is effective January 1, 2020 and will be applied prospectively. Enerplus has not early adopted this ASU. The amended standard simplifies the goodwill impairment test and will impact the amount of any impairment recorded post adoption.